UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2000

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    The Swarthmore Group,Inc.
Address: 1646 West Chester Pike
	 Suite 9
         West Chester, PA  19382

13F File Number:  28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paula Mandle
Title: Chief Operating Officer
Phone: 610-918-7200
Signature, Place, and Date of Signing:

  Paula Mandle  West Chester, Pennsylvania  January 22, 2001

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 111

Form 13 F Information Table Value Total: 666,450

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109     2274    77418 SH       SOLE                    77418
AT&T - Liberty Media Group     COM              001957208      243    13500 SH       SOLE                    13500
Agilent Technologies Inc       COM              00846U101      478     9774 SH       SOLE                     9774
AllState Corp                  COM              020002101     7737   222655 SH       SOLE                   222655
Allete                         COM              018522102      228    10300 SH       SOLE                    10300
Amerada Hess Corp              COM              023551104     3501    52300 SH       SOLE                    52300
American Express               COM              025816109     8037   132300 SH       SOLE                   132300
American Home Products         COM              026609107     2843    50258 SH       SOLE                    50258
American International Group   COM              026874107    17968   187781 SH       SOLE                   187781
Anheuser-Busch Cos Inc         COM              035229103     2082    49200 SH       SOLE                    49200
Archstone Communities Trust    COM              039581103     1255    51100 SH       SOLE                    51100
BP Amoco PLC - Spons ADR       COM              055622104     2051    38696 SH       SOLE                    38696
Bank of America Corp           COM              060505104     4496    85835 SH       SOLE                    85835
Best Buy Company Inc.          COM              086516101     6350    99800 SH       SOLE                    99800
Bristol-Myers Squibb Co        COM              110122108     1512    26468 SH       SOLE                    26468
Burlington Resources Inc       COM              122014103      405    11000 SH       SOLE                    11000
Cardinal Health Inc            COM              14149Y108     9330   105800 SH       SOLE                   105800
Chase Manhattan Corp           COM              16161A108     7152   154850 SH       SOLE                   154850
Chubb Corporation              COM              171232101      566     7150 SH       SOLE                     7150
Cigna Corp                     COM              125509109     8474    81170 SH       SOLE                    81170
Cisco Systems Inc              COM              17275R102    13484   244050 SH       SOLE                   244050
Citigroup Inc                  COM              172967101    16355   302522 SH       SOLE                   302522
Clear Channel Communications   COM              184502102     4356    77100 SH       SOLE                    77100
Colgate-Palmolive Co           COM              194162103     4954   104950 SH       SOLE                   104950
Computer Associates Internatio COM              204912109      597    23700 SH       SOLE                    23700
Computer Network Tech Corp     COM              204925101      241     7000 SH       SOLE                     7000
Computer Sciences Corp         COM              205363104     6508    87655 SH       SOLE                    87655
ConAgra Foods Inc              COM              205887102     5477   273000 SH       SOLE                   273000
Coors (Adolph) - Class B       COM              217016104     5801    91800 SH       SOLE                    91800
Costco Wholesale Corp.         COM              22160K105     4215   120650 SH       SOLE                   120650
Delta Airlines Inc             COM              247361108     3704    83460 SH       SOLE                    83460
Dominion Resources, Inc. - VA  COM              25746U109     1600    27550 SH       SOLE                    27550
Donnelley (R.R.) & Sons Co     COM              257867101     3200   130300 SH       SOLE                   130300
Dover Corp                     COM              260003108     3180    67750 SH       SOLE                    67750
Duff & Phelps Utilities Income COM              264324104      181    18556 SH       SOLE                    18556
Duke-Weeks Realty Corp         COM              264411505      796    33000 SH       SOLE                    33000
EMC Corp/Mass                  COM              268648102    19694   198674 SH       SOLE                   198674
Eastman Kodak                  COM              277461109     3387    82865 SH       SOLE                    82865
Emerson Electric Co            COM              291011104      375     5600 SH       SOLE                     5600
Exxon Mobil Corporation        COM              30231G102     1650    18516 SH       SOLE                    18516
Fannie Mae                     COM              313586109      313     4375 SH       SOLE                     4375
Fastenal Co.                   COM              311900104     2455    42600 SH       SOLE                    42600
General Electric Co            COM              369604103    15770   273361 SH       SOLE                   273361
Genuine Parts Co               COM              372460105     4032   211500 SH       SOLE                   211500
GoAmerica Inc                  COM              38020R106       88    10000 SH       SOLE                    10000
Goodyear Tire & Rubber Co      COM              382550101      266    14800 SH       SOLE                    14800
Great Lakes Chemical Corp      COM              390568103      355    12100 SH       SOLE                    12100
HRPT Properties Trust          COM              40426W101     1735   247910 SH       SOLE                   247910
Halliburton Co                 COM              406216101     4681    95650 SH       SOLE                    95650
Hewlett Packard Co             COM              428236103     2473    25500 SH       SOLE                    25500
Home Depot, Inc                COM              437076102      591    11136 SH       SOLE                    11136
Household Intl                 COM              441815107      676    11945 SH       SOLE                    11945
Humana Inc                     COM              444859102      161    15000 SH       SOLE                    15000
Hyperion Solutions Corp        COM              44914M104     3973   153550 SH       SOLE                   153550
Intel Corp                     COM              458140100    11190   269230 SH       SOLE                   269230
International Business Machine COM              459200101      335     2976 SH       SOLE                     2976
Johnson & Johnson              COM              478160104     6269    66732 SH       SOLE                    66732
KeySpan Corporation            COM              49337w100     9064   225900 SH       SOLE                   225900
Kimberly-Clark Corp            COM              494368103     3109    55700 SH       SOLE                    55700
LSI Logic Corporation          COM              502161102     4522   154600 SH       SOLE                   154600
Laboratory Corp of America Hol COM              50540R409     2419    20201 SH       SOLE                    20201
Lehman Brothers Holdings Inc   COM              524908100     7295    49375 SH       SOLE                    49375
Lincoln National Corp          COM              534187109     4098    85150 SH       SOLE                    85150
Lucent Technologies            COM              549463107     3270   106992 SH       SOLE                   106992
MBNA Corp                      COM              55262L100     3423    88900 SH       SOLE                    88900
Martin Marietta Materials      COM              573284106     2423    63300 SH       SOLE                    63300
McClatchy Company - Class A    COM              579489105      633    18000 SH       SOLE                    18000
MedImmune Inc.                 COM              584699102     6593    85350 SH       SOLE                    85350
Medtronic Inc                  COM              585055106    14035   270880 SH       SOLE                   270880
Memry Corp                     COM              586263204      278   143589 SH       SOLE                   143589
Merck & Co                     COM              589331107     1877    25221 SH       SOLE                    25221
Micron Technology Inc          COM              595112103     4170    90650 SH       SOLE                    90650
Microsoft Corp                 COM              594918104     5663    93900 SH       SOLE                    93900
NSTAR                          COM              67019E107     3788    94100 SH       SOLE                    94100
Nationwide Health Pptys Inc    COM              638620104      159    10000 SH       SOLE                    10000
New Plan Excel Realty Trust    COM              648053106     3377   246750 SH       SOLE                   246750
New York Times Co - Class  A   COM              650111107     4719   120050 SH       SOLE                   120050
Noble Drilling Corp            COM              655042109     8537   169900 SH       SOLE                   169900
Omnicom Group                  COM              681919106     6637    91000 SH       SOLE                    91000
Pepsico Inc                    COM              713448108      207     4500 SH       SOLE                     4500
Pfizer Inc                     COM              717081103      695    15465 SH       SOLE                    15465
Procter & Gamble               COM              742718109      301     4500 SH       SOLE                     4500
Public Service Enterprise Grou COM              744573106     8271   185080 SH       SOLE                   185080
Qwest Communications Intl      COM              749121109    12524   260572 SH       SOLE                   260572
Raytheon Co - Class A          COM              755111309     2135    78000 SH       SOLE                    78000
Raytheon Company Class B       COM              755111408     3519   123750 SH       SOLE                   123750
Royal Dutch Petroleum NY GLDR  COM              780257804      264     4400 SH       SOLE                     4400
SBC Communications Inc         COM              78387G103      438     8764 SH       SOLE                     8764
Sanmina Corp                   COM              800907107     7439    79450 SH       SOLE                    79450
Schering-Plough                COM              806605101     4853   104375 SH       SOLE                   104375
Scientific Atlanta Inc         COM              808655104      318     5000 SH       SOLE                     5000
Sierra Pacific Resources       COM              826428104      564    31350 SH       SOLE                    31350
Sovereign Bancorp Inc          COM              845905108     3272   353726 SH       SOLE                   353726
Sprint Corp (PCS Group)        COM              852061506     7093   202300 SH       SOLE                   202300
St. Paul Companies             COM              792860108      952    19300 SH       SOLE                    19300
Staples Inc                    COM              855030102      142    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104     1197    10250 SH       SOLE                    10250
Sungard Data Systems           COM              867363103     4679   109300 SH       SOLE                   109300
Supervalu Inc                  COM              868536103     3421   227100 SH       SOLE                   227100
Teleflex Inc                   COM              879369106     3907   113650 SH       SOLE                   113650
Tellabs Inc                    COM              879664100    11150   233516 SH       SOLE                   233516
Tenet Healthcare Corp          COM              88033G100     4110   113000 SH       SOLE                   113000
Teradyne Inc                   COM              880770102     3097    88500 SH       SOLE                    88500
Texas Instruments Inc          COM              882508104     4399    93216 SH       SOLE                    93216
Toys R Us Inc                  COM              892335100     2450   150750 SH       SOLE                   150750
Tyco International Ltd         COM              902124106    17811   343344 SH       SOLE                   343344
Ultramar Diamond Shamrock      COM              904000106      878    34600 SH       SOLE                    34600
Unifi Inc                      COM              904677101      161    15800 SH       SOLE                    15800
Union Pacific Corp             COM              907818108     3601    92625 SH       SOLE                    92625
Verizon Communications         COM              92343V104      391     8071 SH       SOLE                     8071
Viacom Inc - Class B           COM              925524308     8588   146798 SH       SOLE                   146798
Vulcan Materials Co            COM              929160109      201     5000 SH       SOLE                     5000
Wal-Mart Stores Inc            COM              931142103     8391   174350 SH       SOLE                   174350
Wells Fargo Company            COM              949746101      280     6100 SH       SOLE                     6100
Williams Cos Inc               COM              969457100     3475    82250 SH       SOLE                    82250
Worldcom Inc.                  COM              98157D106     2993    98550 SH       SOLE                    98550
Xcel Energy Inc.               COM              98389B100     3732   135701 SH       SOLE                   135701
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501      725    27900 SH       SOLE                    27900
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     3635   116775 SH       SOLE                   116775